Real Estate (Details 7) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 property		Dec. 31, 2013 Property
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	$ 139,668,000
Annualized Net Rent	139,668,000	[1]	96,776,000
Number of Properties	54		42
Percentage of Annualized Net Rent	100.00%	[1]	100.00%
Percentage of Gross Rental Income for Next Twelve Months	100.00%
Ohio
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	12,219,000
Annualized Net Rent			12,148,000
Number of Properties	5		5
Percentage of Annualized Net Rent			12.60%
Percentage of Gross Rental Income for Next Twelve Months	8.70%
Georgia
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	11,686,000
Annualized Net Rent			11,916,000
Number of Properties	3		3
Percentage of Annualized Net Rent			12.30%
Percentage of Gross Rental Income for Next Twelve Months	8.40%
California
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	19,281,000
Annualized Net Rent			9,033,000
Number of Properties	6		4
Percentage of Annualized Net Rent			9.30%
Percentage of Gross Rental Income for Next Twelve Months	13.80%
Illinois
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	15,184,000
Annualized Net Rent			8,362,000
Number of Properties	6		4
Percentage of Annualized Net Rent			8.60%
Percentage of Gross Rental Income for Next Twelve Months	10.90%
Texas
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	7,809,000
Annualized Net Rent			7,391,000
Number of Properties	3		3
Percentage of Annualized Net Rent			7.60%
Percentage of Gross Rental Income for Next Twelve Months	5.60%
Arizona
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	12,150,000
Annualized Net Rent			6,384,000
Number of Properties	4		2
Percentage of Annualized Net Rent			6.60%
Percentage of Gross Rental Income for Next Twelve Months	8.70%
Washington
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent			5,896,000
Number of Properties			4
Percentage of Annualized Net Rent			6.10%
Tennessee
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent			5,873,000
Number of Properties			1
Percentage of Annualized Net Rent			6.10%
New Jersey
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	11,686,000
Annualized Net Rent			5,273,000
Number of Properties	4		3
Percentage of Annualized Net Rent			5.40%
Percentage of Gross Rental Income for Next Twelve Months	8.40%
Pennsylvania
Schedule of percentage of aggregate gross rental income received by the Company by state
Annualized Net Rent			5,139,000
Number of Properties			2
Percentage of Annualized Net Rent			5.30%
Colorado
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	14,161,000
Annualized Net Rent			4,793,000
Number of Properties	5		3
Percentage of Annualized Net Rent			5.00%
Percentage of Gross Rental Income for Next Twelve Months	10.10%
All others
Schedule of percentage of aggregate gross rental income received by the Company by state
Gross Rental Income for Next Twelve Months	35,492,000	[2]
Annualized Net Rent			$ 14,568,000
Number of Properties	18	[2]	8
Percentage of Annualized Net Rent			15.10%
Percentage of Gross Rental Income for Next Twelve Months	25.40%	[2]

[1]	Industry classification based on the 2012 North American Industry Classification System.
[2]	All others account for less than 5% of total annualized net rent on an individual basis.